3. Going Concern (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working Capital						$ (775,238)
Net loss	$ (1,269,353)	$ (495,506)	$ (413,415)	$ (1,764,859)	$ (904,927)	(1,337,347)	$ (133,811)
Net cash used in operating activities				(574,939)	$ (184,942)	(565,845)	(61,460)
Accumulated deficit	(5,581,837)			(5,581,837)		(3,816,978)	(2,479,631)
Stockholders' deficit	$ (931,436)	$ (636,851)		$ (931,436)		$ (211,367)	$ 148,738	$ 37,899